Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables (Tables)	12 Months Ended
Dec. 31, 2025
Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables [Abstract]
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on ETP Payables
	Year ended December 31,
	2025	2024
Realized loss on ETPs	$(55,922,051)	$(271,659,058)
Unrealized gain / (loss) on ETPs	406,887,155	(80,869,696)
	$350,965,104	$(352,528,754)